Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Communication Services - 1.3%
TKO Group Holdings, Inc.	5,077	$548,265

Consumer Discretionary - 5.8%
1-800-Flowers.com, Inc. - Class A(a)	23,504	223,758
Carter's, Inc.	6,548	405,780
Designer Brands, Inc. - Class A	19,212	131,218
KB Home	6,857	481,224
LKQ Corp.	6,323	262,974
Monro, Inc.	9,105	217,245
Pool Corp.	897	275,675
Sonos, Inc.(a)	12,350	182,286
Wolverine World Wide, Inc.	22,425	303,186
		2,483,346

Consumer Staples - 2.1%
Herbalife Ltd.(a)	14,742	153,169
J & J Snack Foods Corp.	2,239	363,547
Nu Skin Enterprises, Inc. - Class A	8,935	94,175
TreeHouse Foods, Inc.(a)	8,286	303,599
		914,490

Energy - 5.6%
Diamondback Energy, Inc.	3,582	717,080
Northern Oil & Gas, Inc.	7,073	262,903
Oceaneering International, Inc.(a)	23,959	566,870
Patterson-UTI Energy, Inc.	22,513	233,235
Range Resources Corp.	17,892	599,919
		2,380,007

Financials - 12.0%
Baldwin Insurance Group, Inc.	20,297	719,935
BankUnited, Inc.	18,524	542,197
Banner Corp.	4,693	232,960
Berkshire Hills Bancorp, Inc.	5,344	121,843
Cohen & Steers, Inc.	6,980	506,469
eHealth, Inc.(a)	8,792	39,828
Euronet Worldwide, Inc.(a)	4,463	461,920
Nasdaq, Inc.	7,080	426,641
National Bank Holdings Corp. - Class A	14,742	575,675
Pacific Premier Bancorp, Inc.	10,577	242,954
Texas Capital Bancshares, Inc.(a)	5,697	348,315
United Community Banks, Inc. of Georgia	10,400	264,784
Voya Financial, Inc.	6,047	430,244
WSFS Financial Corp.	4,375	205,625
		5,119,390

Health Care - 15.5%
Acadia Healthcare Co., Inc.(a)	11,015	743,953
Catalent, Inc.(a)	8,514	478,742
Charles River Laboratories International, Inc.(a)	2,317	478,646
Chemed Corp.	1,281	695,045
Encompass Health Corp.	7,033	603,361
Haemonetics Corp.(a)	3,947	326,536
HealthEquity, Inc.(a)	7,180	618,916
Merit Medical Systems, Inc.(a)	10,485	901,186
Pediatrix Medical Group, Inc.(a)	10,314	77,871
PetIQ, Inc.(a)	17,338	382,476
Prestige Consumer Healthcare, Inc.(a)	7,335	505,015
QuidelOrtho Corp.(a)	3,133	104,078
Supernus Pharmaceuticals, Inc.(a)	16,671	445,949
Teleflex, Inc.	1,279	269,012
		6,630,786

Industrials - 24.7%
AerCap Holdings NV	11,362	1,058,938
Albany International Corp. - Class A	6,227	525,870
AZEK Co., Inc.(a)	14,773	622,386
Barnes Group, Inc.	12,215	505,823
Carlisle Cos., Inc.	2,058	833,922
Chart Industries, Inc.(a)	2,385	344,251
Dycom Industries, Inc.(a)	5,355	903,710
Enviri Corp.(a)	36,409	314,210
Flowserve Corp.	4,542	218,470
FTI Consulting, Inc.(a)	3,657	788,193
GXO Logistics, Inc.(a)	5,167	260,934
HEICO Corp. - Class A	2,527	448,593
Huron Consulting Group, Inc.(a)	8,438	831,143
IDEX Corp.	1,797	361,556
Jacobs Solutions, Inc.	3,117	435,476
KBR, Inc.	8,722	559,429
Knight-Swift Transportation Holdings, Inc.	7,329	365,864
Matthews International Corp. - Class A	12,278	307,564
Mercury Systems, Inc.(a)	5,044	136,138
Westinghouse Air Brake Technologies Corp.	2,305	364,305
WillScot Mobile Mini Holdings Corp.(a)	9,279	349,262
		10,536,037

Information Technology - 19.8%
ACI Worldwide, Inc.(a)	16,806	665,350
Advanced Energy Industries, Inc.	6,610	718,904
ASGN, Inc.(a)	7,059	622,392
Aspen Technology, Inc.(a)	1,658	329,329
Belden, Inc.	8,003	750,681
Box, Inc. - Class A(a)	17,472	461,960
Ciena Corp.(a)	7,446	358,748
Gartner, Inc.(a)	1,802	809,206
Infinera Corp.(a)	42,439	258,454
IPG Photonics Corp.(a)	2,508	211,650
Itron, Inc.(a)	8,165	808,008
Knowles Corp.(a)	28,403	490,236
Littelfuse, Inc.	1,030	263,258
MACOM Technology Solutions Holdings, Inc.(a)	8,758	976,254
NCR Voyix Corp.(a)	14,549	179,680
Rogers Corp.(a)	1,236	149,074
Teledyne Technologies, Inc.(a)	977	379,056
		8,432,240

Materials - 5.7%
Alamos Gold, Inc. - Class A	41,164	645,451
AptarGroup, Inc.	4,234	596,190
Silgan Holdings, Inc.	4,956	209,787
Summit Materials, Inc. - Class A(a)	14,326	524,475
Tronox Holdings PLC	29,297	459,670
		2,435,573

Real Estate - 0.2%
Safehold, Inc.	3,288	63,425

Utilities - 2.0%
ALLETE, Inc.	10,110	630,359
NorthWestern Corp.	4,455	223,106
		853,465
TOTAL COMMON STOCKS (Cost $34,956,374)		40,397,024

REAL ESTATE INVESTMENT TRUSTS - 2.8%	Shares	Value
BXP, Inc.	2,776	170,891
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,642	551,803
JBG SMITH Properties	17,163	261,392
STAG Industrial, Inc.	6,172	222,562
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,004,808)		1,206,648

CLOSED END FUNDS - 0.8%	Shares	Value
SLR Investment Corp.	22,753	366,096
TOTAL CLOSED END FUNDS (Cost $335,607)		366,096

EXCHANGE TRADED FUNDS - 0.6%	Shares	Value
iShares Core S&P Small-Cap ETF	1,223	130,445
iShares Russell 2000 ETF	623	126,401
TOTAL EXCHANGE TRADED FUNDS (Cost $227,558)		256,846

TOTAL INVESTMENTS - 98.9% (Cost $36,524,347)		$42,226,614
Other Assets in Excess of Liabilities - 1.1%		448,894
TOTAL NET ASSETS - 100.0%		$42,675,508

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.